Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 13, 2019
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Mar. 13, 2019
Document Effective Date	Mar. 13, 2019
Prospectus Date	Mar. 13, 2019
NetLease Corporate Real Estate ETF | NetLease Corporate Real Estate ETF
Prospectus:
Trading Symbol	NETL